Taxes - After-tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax examination, penalties and interest accrued	$ 348	$ 269